Goodwill and Intangible Assets, Net (Tables)	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
A summary of the Company’s intangible assets is as follows:

	December 31, 2020		December 31, 2019
(Dollars in thousands)	Intangible Assets	Accumulated Amortization	Intangible Asset	Accumulated Amortization
Trade names	$4,600	$1,457	$4,600	$1,227
Consumer customer relationships	2,500	1,583	2,500	1,333
PMG customer relationships	600	158	600	134
Management Service Agreement (Complete MD)	2,200	722	2,200	584
	9,900	$3,920	9,900	$3,278
Less accumulated amortization.	(3,920)		(3,278)
Intangible assets, net.	$5,980		$6,622
A summary of the Company’s intangible assets is as follows:

	September 30, 2021		December 31, 2020
(Dollars in thousands)	Intangible Assets	Accumulated Amortization	Intangible Assets	Accumulated Amortization
Trade names	$4,600	$1,629	$4,600	$1,457
Consumer customer relationships	$2,500	$1,771	$2,500	$1,583
PMG customer relationships	$600	$177	$600	$158
Management Service Agreement (Complete MD)	$2,200	$825	$2,200	$722
	$9,900	$4,402	$9,900	$3,920
Less accumulated amortization	$(4,402)		$(3,920)
Intangible assets, net	$5,498		$5,980

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Estimated amortization expense for the Company’s intangible assets for the following five years is as follows:

Year ending December 31:	(Dollars in Thousands)
2021	$643
2022	643
2023	643
2024	559
2025	393
Thereafter	3,099
Total	$5,980
Estimated amortization expense for the Company’s intangible assets for the following five years is as follows:

(Dollars in Thousands)
Remainder of 2021	$160
2022	643
2023	643
2024	559
2025	393
Thereafter	3,100
Total	$5,498